Consolidated Results of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Sales and revenues:
Sales of Machinery and Power Systems	$ 63,068		$ 57,392		$ 39,867
Revenues of Financial Products	2,807		2,746		2,721
Total sales and revenues	65,875		60,138		42,588
Operating costs:
Cost of goods sold	47,055		43,578		30,367
Selling, general and administrative expenses	5,919		5,203		4,248
Research and development expenses	2,466		2,297		1,905
Interest expense of Financial Products	797		826		914
Goodwill impairment charge	580		0		0
Other operating (income) expenses	485		1,081		1,191
Total operating costs	57,302		52,985		38,625
Operating profit	8,573		7,153		3,963
Interest expense excluding Financial Products	467		396		343
Other income (expense)	130		(32)		130
Consolidated profit before taxes	8,236		6,725		3,750
Provision (benefit) for income taxes	2,528		1,720		968
Profit of consolidated companies	5,708		5,005		2,782
Equity in profit (loss) of unconsolidated affiliated companies	14		(24)		(24)
Profit of consolidated and affiliated companies	5,722		4,981		2,758
Less: Profit (loss) attributable to noncontrolling interests	41		53		58
Profit	$ 5,681	[1]	$ 4,928	[1]	$ 2,700	[1]
Profit per common share (in dollars per share)	$ 8.71		$ 7.64		$ 4.28
Profit per common share - diluted (in dollars per share)	$ 8.48	[2]	$ 7.40	[2]	$ 4.15	[2]
Weighted-average common shares outstanding (millions)
Basic (in shares)	652.6		645.0		631.5
Diluted (in shares)	669.6	[2]	666.1	[2]	650.4	[2]
Cash dividends declared per common share (in dollars per share)	$ 2.02		$ 1.82		$ 1.74

[1]	1 Profit attributable to common stockholders.
[2]	2 Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.